SCHEDULE OF GOODWILL ATTRIBUTABLE TO EACH BUSINESS COMBINATION (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 30, 2021
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 8,973,501	$ 8,973,501	$ 8,973,501
Bailey [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill		3,158,123	3,158,123
Stateside [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	2,104,056	2,104,056	2,104,056	$ 2,104,056
Sundry [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	3,711,322	3,711,322	$ 3,711,322
Bailey 44 LLc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 3,158,123	$ 3,158,123